Related Party Transactions - Summary of Outstanding Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Lease Liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 688	$ 933
Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	46	20
Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	6,148	2,103
Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	5,952	3,736
Genscript USA Incorporated | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	12	6
Genscript USA Incorporated | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	483	555
Genscript USA Incorporated | Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	12
Nanjing GenScript Biotech Co., Ltd. | Lease Liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	391	351
Nanjing GenScript Biotech Co., Ltd. | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	32	14
Nanjing GenScript Biotech Co., Ltd. | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	5,541	1,547
Nanjing GenScript Biotech Co., Ltd. | Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	2,137	3,736
Jiangsu Genscript Biotech Co., Ltd | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	1
Jiangsu Genscript Biotech Co., Ltd | Trade Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	124	1
Jiangsu Genscript Biotech Co., Ltd | Other Payables
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	3,803
CUSTOMARRAY, INC. | Other Receivables
Disclosure Of Transactions Between Related Parties [Line Items]
Due from related parties	1
Genscript USA Holdings Inc | Lease Liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	$ 297	$ 582